Concentrations, Risks and Uncertainties (Details)	9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 TWD ($)
Concentrations, Risks and Uncertainties (Details) [Line Items]
Revenue percentage	10.00%	10.00%
Insured amount	$ 71,821		¥ 500,000	$ 3,000,000
Maximum [Member]
Concentrations, Risks and Uncertainties (Details) [Line Items]
Insured amount	$ 108,147